Supplemental Guarantor Information - Condensed Consolidating Statements of Cash Flows - Balances per Condensed Consolidating Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Balances per Consolidated Balance Sheets:
Cash and cash equivalents	$ 0	$ 0
Restricted cash	1,589	605
Total cash, cash equivalents and restricted cash	1,589	605	$ 434	$ 989
Parent Issuer [Member]
Balances per Consolidated Balance Sheets:
Cash and cash equivalents	0	0
Restricted cash	1,033	234
Total cash, cash equivalents and restricted cash	1,033	234	110	222
Guarantors [Member]
Balances per Consolidated Balance Sheets:
Cash and cash equivalents	0	0
Restricted cash	12	13
Total cash, cash equivalents and restricted cash	12	13	135	154
Non-Guarantor [Member]
Balances per Consolidated Balance Sheets:
Cash and cash equivalents	0	0
Restricted cash	544	358
Total cash, cash equivalents and restricted cash	544	358	189	613
Eliminations [Member]
Balances per Consolidated Balance Sheets:
Cash and cash equivalents	0	0
Restricted cash	0	0
Total cash, cash equivalents and restricted cash	$ 0	$ 0	$ 0	$ 0